Restatement of Condensed Consolidated Balance Sheet and Related Statements of Operations and Cash Flows	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Restatement of Condensed Consolidated Balance Sheet and Related Statements of Operations and Cash Flows

11. Restatement of Condensed Consolidated Balance Sheet and Related Statements of Operations and Cash Flows

The requirement to restate the Company’s condensed consolidated balance sheet as of September 30, 2017 and the related statements of operations and cash flows for the three and nine month periods ended September 30, 2017 is due to the failure to record a derivative liability from the issuance of 1,054,167 common stock warrants during July 2016 and the issuance of 333,750 common stock warrants during January 2017 that were previously recorded as equity. The impact of this change for the three and nine month periods ended September 30, 2017 is as follows (in thousands, except share and per share data):

	Three months ended September 30, 2017
	As Previously Reported	As Restated
Total other income (expense), net	$(259)	$487
Total net loss	(2,815)	(2,069)
Deemed dividend related to beneficial conversion feature and accretion of a discount on Series A Preferred Stock	-	-
Net loss attributable to common stockholders	$(2,815)	$(2,069)
Net loss per share attributable to common stockholders: Basic and diluted	$(0.93)	$(0.68)
Weighted average common shares outstanding: Basic and diluted	3,022,073	3,022,073
Common stock, $0.01 par value	$30	$30
Additional paid-in capital	231,647	225,733
Accumulated deficit	(220,206)	(215,323)
Total stockholders’ equity	$11,471	$10,440
Derivative liabilities, current portion	$-	$1,031

	Nine months ended September 30, 2017
	As Previously Reported	As Restated
Total other expense, net	$(989)	$1,797
Total net loss	(7,070)	(4,284)
Deemed dividend related to beneficial conversion feature and accretion of a discount on Series A Preferred Stock	-	-
Net loss attributable to common stockholders	$(7,070)	$(4,284)
Net loss per share attributable to common stockholders: Basic and diluted	$(2,42)	$(1.47)
Weighted average common shares outstanding: Basic and diluted	2,918,240	2,918,240
Common stock, $0.01 par value	$30	$30
Additional paid-in capital	231,647	225,733
Accumulated deficit	(220,206)	(215,323)
Total stockholders’ equity	$11,471	$10,440
Derivative liabilities, current portion	$-	$1,031

For the nine months ended September 30, 2017, the condensed consolidated statement of cash flows changed from that which was previously reported as follows: An approximate $131,000 positive addback for offering costs was recorded to offset an approximate $131,000 increase to net loss, with no net cash impact on cash flows from operating activities. In addition, the allocation of proceeds among common stock, preferred stock and derivative liability changed, with no net cash flow impact on cash flows from financing activities.

13. Restatement to Previously Issued Consolidated Balance Sheet and Related Statements of Operations, Stockholders’ Equity and Cash Flows

The requirement to restate the Company’s condensed consolidated balance sheet as of September 30, 2016, and related statements of operations and comprehensive loss and cash flows for the periods ended September 30, 2016, and the consolidated balance sheet as of December 31, 2016, and related statements of operations and cash flows for the year ended December 31, 2016 is due to the following:

●	Failure to record a one-time, non-cash $3.8 million charge attributable to the deemed dividend related to the accretion of a discount on Series A convertible preferred stock upon conversion into the Company’s common stock, which occurred in July 2016 and was included in the restated condensed consolidated financial statements issued on April 19, 2017 (referred to as “Restatement #1 – Accretion of a Discount” in the table below).

●	Failure to record a derivative liability from the issuance of 1,054,167 common stock warrants during July 2016 that were previously recorded as equity (referred to as “Restatement #2 – Warrant Liability” in the table below).

The impact of this change as of and for the three and nine months periods ended September 30, 2016 is as follows (in thousands, except share and per share data):

	Three months ended September 30, 2016
	As Previously Reported	Restatement #1 - Accretion of a Discount	As Restated After Restatement #1	Restatement #2 - Warrant Liability	As Restated After Restatement #1 and #2
Total other expense, net	$(1,131)	$-	$(1,131)	$(849)	$(1,980)
Total net loss/comprehensive loss	(4,338)	-	(4,338)	(849)	(5,187)
Deemed dividend related to beneficial conversion feature and accretion of a discount a Series A Preferred Stock	(2,499)	(3,779)	(6,278)	-	(6,278)
Net loss attributable to common stockholders	$(6,837)	$(3,779)	$(10,616)	$(849)	$(11,465)
Net loss per share attributable to common stockholders: Basic and diluted	$(3.56)	$(1.97)	$(5.53)	$(0.44)	$(5.97)
Weighted average common shares outstanding: Basic and diluted	1,920,745	-	1,920,745	-	1,920,745

Common stock, $0.01 par value	$22	$-	$22		$22
Additional paid-in capital	226,630	-	226,630	(4,973)	221,657
Accumulated deficit	(209,327)	-	(209,327)	(849)	(210,176)
Total stockholders' equity	$17,325	$-	$17,325	$(5,822)	$11,503

Derivative liabilities, current portion	$-	$-	$-	$5,822	$5,822

	Nine months ended September 30, 2016
	As Previously Reported	Restatement #1 - Accretion of a Discount	As Restated After Restatement #1	Restatement #2 - Warrant Liability	As Restated After Restatement #1 and #2
Total other expense, net	$(4,598)		$(4,598)	$(849)	$(5,447)
Total net loss/comprehensive loss	(12,790)		(12,790)	(849)	(13,639)
Deemed dividend related to beneficial conversion feature and accretion of a discount a Series A Preferred Stock	(2,499)	(3,779)	(6,278)	-	(6,278)
Net loss attributable to common stockholders	$(15,289)	$(3,779)	$(19,068)	$(849)	$(19,917)
Net loss per share attributable to common stockholders: Basic and diluted	$(11.68)	$(2.88)	$(14.56)	$(0.65)	$(15.21)
Weighted average common shares outstanding: Basic and diluted	1,309,286		1,309,286		1,309,286

Common stock, $0.01 par value	$22	$-	$22		$22
Additional paid-in capital	226,630	-	226,630	(4,973)	221,657
Accumulated deficit	(209,327)	-	(209,327)	(849)	(210,176)
Total stockholders' equity	$17,325	$-	$17,325	$(5,822)	$11,503

Derivative liabilities, current portion	$-	$-	$-	$5,822	$5,822

The impact of this change as of and for the year ended December 31, 2016 is as follows (in thousands, except share and per share data):

	Year ended December 31, 2016
	As Previously Reported	Restatement #2 - Warrant Liability	As Restated After Restatement #1 and #2
Total other expense, net	$(5,063)	$1,835	$(3,228)
Total net loss/comprehensive loss	(16,598)	1,835	(14,763)
Deemed dividend related to beneficial conversion feature and accretion of a discount a Series A Preferred Stock	(6,278)	-	(6,278)
Net loss attributable to common stockholders	$(22,876)	$1,835	$(21,041)
Net loss per share attributable to common stockholders: Basic and diluted	$(14.82)	$1.19	$(13.63)
Weighted average common shares outstanding: Basic and diluted	1,543,735	-	1,543,735

Common stock, $0.01 par value	$22		$22
Additional paid-in capital	227,486	(4,973)	222,513
Accumulated deficit	(213,135)	1,835	(211,300)
Total stockholders' equity	$14,373	$(3,138)	$11,235

Derivative liabilities, current portion	$-	$3,137	$3,137

For the nine months ended September 30, 2016, and for the twelve months ended December 31, 2016, the condensed consolidated statement of cash flows changed from that which was previously reported as follows: A $571,000 positive addback for offering costs was recorded to offset a $571,000 increase to net loss, with no net cash impact on cash flows from operating activities. In addition, the allocation of proceeds among common stock, preferred stock and derivative liability changed, with no net cash flow impact on cash flows from financing activities.